CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings - Substantially Restricted [Member]	Accumulated Other Comprehensive Gain (loss) [Member]	Unallocated ESOP Shares [Member]	Total
Balance at Jun. 30, 2017	$ 38	$ 21,485	$ (27,264)	$ 41,344	$ (188)	$ (2,372)	$ 33,043
Reclassification due to change in federal income tax rate				15	(15)
Net Income				2,125			2,125
Other comprehensive income					15		15
Purchase of treasury stock			(622)				(622)
Increase in unallocated ESOP shares						(32)	(32)
Amortization of unallocated ESOP shares		31				146	177
Cash dividends declared				(689)			(689)
Balance at Jun. 30, 2018	38	21,516	(27,886)	42,795	(188)	(2,258)	34,017
Net Income				2,795			2,795
Other comprehensive income					203		203
Purchase of treasury stock			(383)				(383)
Amortization of unallocated ESOP shares		34				166	200
Cash dividends declared				(783)			(783)
Balance at Jun. 30, 2019	38	21,550	(28,269)	44,807	15	(2,092)	36,049
Net Income				2,490			2,490
Other comprehensive income					(571)		(571)
Purchase of treasury stock			(506)				(506)
Amortization of unallocated ESOP shares		27				131	158
Cash dividends declared				(707)			(707)
Balance at Jun. 30, 2020	$ 38	$ 21,577	$ (28,775)	$ 46,590	$ (556)	$ (1,961)	$ 36,913